SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
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                      Polaris Protector Variable Annuity
                           Polaris Variable Annuity

                         VARIABLE ANNUITY ACCOUNT SEVEN
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                    Polaris A-Class Platinum Series Annuity
                         Polaris Plus Variable Annuity

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         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           FS VARIABLE SEPARATE ACCOUNT
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                           FSA Advisor Variable Annuity


The portfolio manager for the SA Franklin Small Company Value Portfolio changed from Franklin Advisory Services, LLC to Franklin Mutual
Advisers, LLC. Accordingly, all references in the prospectus to the "Franklin Advisory Services, LLC" are replaced with "Franklin Mutual Advisers, LLC."

Dated:  December 21, 2018

               Please keep this supplement with your prospectus.